Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

6. Property, plant and equipment

At December 31, 2021 and December 31, 2020, property plant and equipment consisted of buildings and leasehold improvements, laboratory equipment and other assets. Buildings and leasehold improvements include a right-of-use asset relating to the lease of our Leiden office and laboratory space, with a carrying amount of € 15,568,000 at December 31, 2021 (December 31, 2020: € 16,775,000).